Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Capital and Net Debt
The capital structure of the Group, which comprises net debt and capital and reserves attributable to the Company’s equity holders, may be summarised as follows:

	2019 € m	2018 € m
Capital and reserves attributable to the Company’s equity holders	16,940	16,029
Net debt	6,705	6,984
Capital and net debt	23,645	23,013

Summary of Interest Rate Risk
The following table demonstrates the impact on profit before tax and total equity of a range of possible changes in the interest rates applicable to net floating rate borrowings, with all other variables held constant. These impacts are calculated based on the closing balance sheet for the relevant period and assume all floating interest rates and interest curves change by the same amount. For profit before tax, the impact shown is the impact on closing balance sheet floating rate net debt for a full year while for total equity the impact shown is the impact on the value of financial instruments.

Percentage change in cost of borrowings (i)		+/- 1%
Impact on profit before tax	2019	+/- € 6m
	2018	+/- € 4m
	2017	+/- € 6m

Impact on total equity	2019	-/+ € 2.5m
	2018	-/+ € 6.7m
	2017	-/+ € 0.4m

(i)	Sensitivity analysis for cost of borrowing has been presented for continuing operations only.

Summary of Foreign Currency Risk
The following table demonstrates the sensitivity of profit before tax and equity to selected movements in the relevant euro/US Dollar exchange rate (with all other variables held constant); the US Dollar has been selected as the appropriate currency for this analysis given the materiality of the Group’s activities in the US. The impact on profit before tax is based on changing the euro/US Dollar exchange rate used in calculating profit before tax for the period. The impact on total equity and financial instruments is calculated by changing the euro/US Dollar exchange rate used in measuring the closing balance sheet.

Percentage change in relevant € /US$ exchange rate (i)		+/- 5%
Impact on profit before tax	2019	-/+ € 83m
	2018	-/+ € 149m
	2017	-/+ € 52m

Impact on total equity*	2019	-/+ € 448m
	2018	-/+ € 399m
	2017	-/+ € 291m

* Includes the impact on financial instruments which is as follows:	2019	+/- € 212m
	2018	+/- € 204m
	2017	+/- € 165m

(i) Sensitivity analysis for exchange rates has been presented for continuing operations only.

Summary of Notional and Fair Values in Respect of Derivative Contracts
The notional and fair values in respect of derivative contracts as at 31 December 2019 and 31 December 2018 were as follows:

Profile of commodity products
	As at 31 December 2019		As at 31 December 2018
	Notional value € m	Fair value € m	Notional value € m	Fair value € m
Commodity contracts	105	-	162	-
Derivative liability	-	-	-	(27)

Disclosure of projected contractual undiscounted cash outflows (principal and interest) arising from Group's trade and other payables, gross debt and derivative financial instruments.
The tables below show the projected contractual undiscounted total cash outflows (principal and interest) arising from the Group’s trade and other payables, gross debt and derivative financial instruments. The tables also include the gross cash inflows projected to arise from derivative financial instruments. These projections are based on the interest and foreign exchange rates applying at the end of the relevant financial year.

	Within 1 year € m	Between 1 and 2 years € m	Between 2 and 3 years € m	Between 3 and 4 years € m	Between 4 and 5 years € m	After 5 years € m	Total € m
At 31 December 2019

Financial liabilities - cash outflows

Trade and other payables	4,376	139	40	24	165	212	4,956

Lease liabilities under IFRS 16 (i)	275	231	193	158	135	1,046	2,038

Other interest-bearing loans and borrowings	824	962	391	754	602	5,429	8,962

Interest payments on other interest-bearing loans and borrowings (ii)	307	275	258	233	227	1,856	3,156

Cross-currency swaps - gross cash outflows	1,615	13	-	-	-	-	1,628

Other derivative financial instruments	4	1	-	-	-	-	5
Gross projected cash outflows	7,401	1,621	882	1,169	1,129	8,543	20,745

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (iii)	(13)	(13)	(13)	(8)	(6)	(12)	(65)

Cross-currency swaps - gross cash inflows	(1,605)	(13)	-	-	-	-	(1,618)

Other derivative financial instruments	(4)	(1)	-	-	-	-	(5)
Gross projected cash inflows	(1,622)	(27)	(13)	(8)	(6)	(12)	(1,688)

The equivalent disclosure for the prior year is as follows:

At 31 December 2018

Financial liabilities - cash outflows

Trade and other payables	4,609	160	30	18	11	348	5,176

Finance leases (i)	5	3	3	2	2	6	21

Other interest-bearing loans and borrowings	620	752	953	375	753	5,856	9,309

Interest payments on finance leases (i)	-	-	-	-	-	2	2

Interest payments on other interest-bearing loans and borrowings (ii)	328	297	265	248	224	2,022	3,384

Cross-currency swaps - gross cash outflows	2,320	2	-	-	-	-	2,322

Other derivative financial instruments	30	2	-	-	-	-	32
Gross projected cash outflows	7,912	1,216	1,251	643	990	8,234	20,246

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (iii)	(11)	(9)	(9)	(9)	(4)	(1)	(43)

Cross-currency swaps - gross cash inflows	(2,346)	(2)	-	-	-	-	(2,348)

Other derivative financial instruments	(3)	(2)	(1)	-	-	-	(6)
Gross projected cash inflows	(2,360)	(13)	(10)	(9)	(4)	(1)	(2,397)

(i)	Finance leases in 2018 relate to leases previously capitalised under IAS 17. All leases capitalised under IFRS 16 have been included as lease liabilities in 2019.

(ii)
At 31 December 2019 and 31 December 2018, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.

(iii)
The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the difference between fixed and variable interest amounts calculated by reference to a pre-agreed
notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.